Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 14,250,991	¥ 13,217,653
Carrying amount of associated liabilities	11,094,932	10,842,730
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,539,886	1,517,316
Carrying amount of associated liabilities	1,208,993	1,196,264
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,629,544	1,696,689
Fair value of associated liabilities	1,205,124	1,241,195
Net position	424,420	455,494
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	938,289	874,174
Carrying amount of associated liabilities	873,240	807,532
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	942,644	877,258
Fair value of associated liabilities	873,240	807,532
Net position	¥ 69,404	¥ 69,726